Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Interest rate	4.57%
Borrowings outstanding	$ 300	$ 300
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate	7.09%
Borrowings outstanding	$ 200	200
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	500	500
Fair value of borrowings outstanding	590	585
Interest expense on debt instruments issued	$ 28	$ 67
Government of Canada Bond Yield | SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.53%
Government of Canada Bond Yield | Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%